JPMorgan Trust II

J.P. MORGAN INCOME FUNDS

JPMorgan Short Duration Bond Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Treasury & Agency Fund

(Class A Shares)

Supplement dated November 25, 2013 to the Prospectus dated July 1, 2013, as supplemented

Increase in Contingent Deferred Sales Charges (“CDSCs”) for Class A Shares purchased on or after January 2, 2014. Effective January 2, 2014, if you purchase $500,000 or more of Class A Shares of the JPMorgan Limited Duration Bond Fund, the JPMorgan Short Duration Bond Fund, or the JPMorgan Treasury & Agency Fund (collectively, the “Funds”) and are not assessed a sales charge at the time of purchase, you may be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of any of those Funds during the first 18 months after purchase. Such charges apply to exchanges into money market funds. Class A Shares purchased prior to January 2, 2014 will be subject to the CDSC schedule currently in effect which is 0.50% of the purchase price for Class A Shares redeemed or exchanged into a money market fund during the first 12 months after purchase. In connection with the increase in CDSC and CDSC period, the following replaces the first table and accompanying footnotes on page 106 of the prospectus.

TOTAL SALES CHARGE FOR THE FUND
Amount of Purchase	Sales Charge as a % of Offering Price	Sales Charge as a % of Investment	Commission as a % of Offering Price
Less than $100,000	2.25	2.30	2.00
$100,000–$249,999	1.75	1.78	1.50
$250,000–$499,999	1.25	1.27	1.00
$500,000 or more*	None	None	**

1.	The actual sales charges may differ slightly from the rates disclosed above due to rounding calculations

*	There are no front-end sales charges for investments of $500,000 or more in a Fund.

**	If you purchase $500,000 or more of Class A Shares of the JPMorgan Limited Duration Bond Fund, the JPMorgan Short Duration Bond Fund, or the JPMorgan Treasury & Agency Fund prior to January 2, 2014 and are not assessed a sales charge at the time of purchase, you may be charged the equivalent of 0.50% of the purchase price if you redeem any or all of the Class A Shares of any of those Funds during the first 12 months after purchase. Such charges apply to exchanges into money market funds. If you purchase $500,000 or more of Class A Shares of the JPMorgan Limited Duration Bond Fund, the JPMorgan Short Duration Bond Fund, or the JPMorgan Treasury & Agency Fund on or after January 2, 2014 and are not assessed a sales charge at the time of purchase, you may be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of any of those Funds during the first 18 months after purchase. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to the Fund from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $500,000 or more of Class A Shares. These commissions are paid at the rate of up to 0.50% of gross sales of $500,000 or more if the shares are purchased prior to January 2, 2014 and up to 0.75% of gross sales of $500,000 or more if the shares are purchased on or after January 2, 2014. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

FOR FUTURE REFERENCE

SUP-FEES-1113

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Short-Intermediate Municipal Bond Fund

(Class A Shares)

(a series of JPMorgan Trust II)

Supplement dated November 25, 2013

to the Prospectuses dated July 1, 2013, as supplemented

Increase in Contingent Deferred Sales Charges (“CDSCs”) for Class A Shares purchased on or after January 2, 2014. Effective January 2, 2014, if you purchase $500,000 or more of Class A Shares of the JPMorgan Short-Intermediate Municipal Bond Fund (the “Fund”) and are not assessed a sales charge at the time of purchase, you may be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 18 months after purchase. Such charges apply to exchanges into money market funds. Class A Shares purchased prior to January 2, 2014 will be subject to the CDSC schedule currently in effect which is 0.50% of the purchase price for Class A Shares redeemed or exchanged into a money market fund during the first 12 months after purchase. In connection with the increase in CDSC and CDSC period, the following replaces the introductory paragraphs and first two tables and accompanying footnotes on page 62 of the prospectus.

The following table shows the amount of sales charge you will pay and the commissions that will be paid to Financial Intermediaries with respect to purchases of Class A Shares of the JPMorgan Short-Intermediate Municipal Bond Fund.

TOTAL SALES CHARGE FOR THE FUND
Amount of Purchase	Sales Charge as a % of Offering Price	Sales Charge as a % of Investment	Commission as a % of Offering Price
Less than $100,000	2.25	2.30	2.00
$100,000–$249,999	1.75	1.78	1.50
$250,000–$499,999	1.25	1.27	1.00
$500,000 or more*	None	None	**

1.	The actual sales charges may differ slightly from the rates disclosed above due to rounding calculations.

*	There are no front-end sales charges for investments of $500,000 or more in the Fund.

**	If you purchase $500,000 or more of Class A Shares of the Fund prior to January 2, 2014 and are not assessed a sales charge at the time of purchase, you may be charged the equivalent of 0.50% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase. Such charges apply to exchanges into money market funds. If you purchase $500,000 or more of Class A Shares of the Fund on or after January 2, 2014 and are not assessed a sales charge at the time of purchase, you may be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 18 months after purchase. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to the Fund from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $500,000 or more of Class A Shares. These commissions are paid at the rate of up to 0.50% of gross sales of $500,000 or more if the shares are purchased prior to January 2, 2014 and up to 0.75% of gross sales of $500,000 or more if the shares are purchased on or after January 2, 2014. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

FOR FUTURE REFERENCE

SUP-STMB-1113